Commitments and Contingencies	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Commitments and Contingencies

Note 8 – Commitments and Contingencies

Litigations, Claims and Assessments

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. The Company records contingent liabilities resulting from such claims, if any, when a loss is assessed to be probable and the amount of the loss is reasonably estimable.

Business Combination Agreement

On July 20, 2022, the Company entered into a Business Combination Agreement, (the “Business Combination Agreement”), with Larkspur Health Acquisition Corp. (“Larkspur” or the “Registrant”), a blank-check special purpose acquisition company, Larkspur Merger Sub Inc. (“Merger Sub”) and Stephen Glover. Upon the consummation of the transactions contemplated by the Business Combination Agreement (the “Transactions”), Merger Sub will merge with and into the Company, with the Company surviving as a wholly owned subsidiary of Larkspur (the “Business Combination”). The combined company is expected to be named ZyVersa Therapeutics, Inc.

The Business Combination Agreement provides that the following transactions will occur:

●	Immediately prior to the Effective Time, each share of the Company’s Series A Preferred Stock that is issued and outstanding will automatically convert into (a) a number of shares of the Company’s common stock at the then-effective conversion rate, as calculated pursuant to the Company’s Articles of Incorporation (the “Conversion”) and (b) a five-year warrant to acquire a number of shares of the Company’s common stock at an exercise price equal to the lower of: (a) $1.37 per share; (b) the price per share associated with a Qualified Offering (as defined); or (c) the implied value per share associated with the Business Combination; all as determined pursuant to the terms of the Business Combination Agreement.

●	At the Effective Time, (a) each share of the Company’s common stock issued and outstanding (including shares of the Company’s common stock resulting from the Conversion) will be canceled and converted into a number of shares of the Registrant’s common stock, as determined pursuant to the terms of the Business Combination Agreement; and (b) each share of Merger Sub common stock issued and outstanding immediately prior to the Effective Time will be converted into and exchanged for one share of common stock of the Company.

●	Each Company stock option that is outstanding and unexercised as of immediately prior to the Effective Time, whether or not vested, will be assumed and converted into an option to purchase a number of shares of the Registrant’s common stock, as determined pursuant to the terms of the Business Combination Agreement.

●	Each Company note that is outstanding as of immediately prior to the Effective Time which by its terms will not convert into the Company’s common stock in connection with the Transactions, if any, will be assumed by the Registrant and will remain outstanding pursuant to the terms and conditions then in effect.

The consummation of the Transactions is subject to the satisfaction or waiver of certain customary closing conditions contained in the Business Combination Agreement, including, among other things, the consummation of a private placement of convertible preferred stock and warrants by Larkspur. In addition, a condition in the agreement governing such private placement requires ZyVersa and Larkspur to obtain at least $10.0 million of commitments to invest in ZyVersa’s Series A Preferred Stock Financing or Larkspur’s private placement.

The parties to the Business Combination Agreement have made customary representations and warranties, and have agreed to certain customary covenants in the Business Combination Agreement, including, among others, covenants with respect to the conduct of Larkspur, the Company and Merger Sub, and their subsidiaries, prior to the closing of the Transactions.

ZYVERSA THERAPEUTICS, INC.

NOTES TO CONDENSED FINANCIAL STATEMENTS

(unaudited)

Note 8 – Commitments and Contingencies – Continued

Business Combination Agreement - Continued

The Business Combination Agreement may be terminated by Larkspur or the Company, under certain circumstances, including, among others, (i) by mutual written consent of Larkspur and the Company, (ii) by either Larkspur or the Company if the Effective Time shall not have occurred prior to December 15, 2022, (iii) by either Larkspur or the Company if any Governmental Order has become final and non-appealable and has the effect of making consummation of the Transactions illegal or otherwise preventing or prohibiting consummation of the Transactions, (iv) by either Larkspur or the Company if any of the required proposals fail to receive the requisite vote for approval at Larkspur’s Shareholders’ Meeting, (v) by Larkspur, in the event that the Company’s shareholders don’t consent to the Transactions, (vi) by Larkspur upon the Company breaching any representation, covenant or agreement; or (vii) by the Company upon Larkspur breaching any representation, covenant or agreement.

The Company expects to account for the Business Combination as a forward merger, whereby Larkspur is deemed to be the account acquiror.

License Agreements

L&F Research LLC

On March 7, 2022, the Company and L&F executed a Waiver Agreement that waives L&F’s right to terminate the license agreement or any other remedies, for non-payment of the $1,500,000 of milestone payments, until August 31, 2022. All other terms of the license agreement remain in effect.

On August 26, 2022, the Company and L&F executed a Waiver Agreement that waives L&F’s right to terminate the license agreement or any other remedies, for non-payment of the $1,500,000 of milestone payments, until January 3, 2023. All other terms of the license agreement remain in effect.

Operating Leases

The Company recognized rent expense in connection with its operating leases of $42,225 and $36,702 during the three months ended September 30, 2022 and 2021, respectively, and $118,519 and $110,979 during the nine months ended September 30, 2022 and 2021, respectively.

Note 10 — Commitments and Contingencies

Litigations, Claims and Assessments

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. The Company records contingent liabilities resulting from such claims, if any, when a loss is assessed to be probable, and the amount of the loss is reasonably estimable.

License Agreements

L&F Research LLC

On December 15, 2015, the Company entered into a license agreement with L&F whereby L&F granted to ZyVersa an exclusive license for certain technology, based on the terms and conditions set forth in the agreement. The term of the license agreement shall commence on the effective date and, unless earlier terminated in accordance with the terms of the agreement, continue until the expiration of the last-to-expire of all royalty payment obligations of licensee.

The license agreement contains an up-front cash payment of $200,000 (paid and recognized as research and development expense in 2015), $21.5 million in aggregate milestone cash payments (the Company will recognize expense associated with the milestone cash payments when such milestones become probable of being achieved; $1,500,000 of expense was recognized during 2020 (of which, $500,000 was originally due and payable in 2021) related to the U.S. Food and Drug Administration (“FDA”) acceptance of an investigational new drug application as well as commencement of Phase 2a clinical trials; the next milestone of $2,500,000 is earned upon a positive end of Phase 2 meeting with the FDA), royalties ranging from 5%-10% on sales of the product when it comes to market (the Company will recognize royalty expense if and when sales occur; none recognized to-date) and warrants to purchase an aggregate of 878,947 shares of common stock at an exercise price of $1.00 per share that were issued in 2015 with a grant date fair value of $766,384 that become exercisable for a period of five years from the date of achievement of specified milestones (a warrant to purchase 351,579 shares of common stock was exercisable upon its issuance in 2015 and, accordingly, the Company recognized its grant date fair value of $306,411 during 2015 as research and development expense with a corresponding credit to additional paid-in capital; the Company will recognize expense associated with the remaining warrants when it is probable that the associated performance conditions will be achieved; a warrant to purchase 175,789 shares of common stock became exercisable in January 2020 upon the FDA acceptance of an investigational new drug application for a compound or product, as defined, at which time the Company recognized expense equal to the grant date fair value of $153,324; warrants to purchase 351,578 shares of common stock were not exercisable as of December 31, 2021 as the milestones were not achieved). For the consideration above that has yet to have been expensed or paid, the Company will recognize associated expense when such items become both probable of being achieved and such value is estimable.

On January 9, 2020, an amendment was entered into to the license agreement that provided for the following amendments: (i) partially extended the timing of payment of $1,000,000 of milestone cash payments associated with the successful completion of Phase 1 clinical trials ($500,000 payable upon commencement of Phase 2a clinical trials (the “Phase 1/2 Milestone”) and $500,000 payable upon the one year anniversary of the Phase 1/2 Milestone (“First Anniversary Milestone”); and (ii) upon the condition that L&F exercises its warrant upon achievement of the Phase 1/2 Milestone, the $351,579 exercise price is to be withheld from the cash payment due to L&F in connection with the Phase ½ Milestone. See Note 4 — Note Receivable for further details around promissory note agreement entered into upon the exercise of warrants by L&F and Note 11 — Stockholders’ Equity — Put Option for discussion about the put option agreement entered into by the Company and L&F in connection with the L&F Note Agreement.

ZYVERSA THERAPEUTICS, INC.
NOTES TO FINANCIAL STATEMENTS

Note 10 — Commitments and Contingencies (cont.)

On March 7, 2022, the Company and L&F executed a Waiver Agreement that waives L&F’s right to terminate the license agreement or any other remedies, for non-payment of the $1,500,000 of milestone payments, until August 31, 2022. All other terms of the license agreement remain in effect.

InflamaCORE

On April 18, 2019, the Company entered into a license agreement with InflamaCORE, LLC (“InflamaCORE”) whereby InflamaCORE agreed to grant the Company an exclusive license to the InflamaCORE Program Technology. The term of the license agreement shall commence on the effective date and, unless earlier terminated in accordance with the terms of the agreement, continue until the expiration of the last-to-expire of all royalty payment obligations of licensee. In conjunction with this license agreement, InflamaCORE entered into an agreement with the University of Miami to aggregate all of the intellectual property and technology developed by InflamaCORE scientists, who are all employees of the University of Miami, under the InflamaCORE umbrella. The term of the agreement shall commence on the effective date and shall remain in effect until the later of (a) the date on which all issued patents and filed patent applications within the patent rights have expired or been abandoned and no royalties are due or (b) twenty (20) years, unless earlier terminated in accordance with the terms of the agreement. The two agreements were executed with the understanding that ZyVersa will further develop the intellectual property and technology under the license agreement.

In consideration for the license, the Company agreed to pay an up-front fee to InflamaCORE in the amount of $346,321 to cover the patent cost reimbursement to the University of Miami. InflamaCORE is also entitled to six milestone payments totaling $22,500,000 (the first milestone payment of $200,000 is triggered by the submission of an investigational new drug application for the first indication of a therapeutic licensed product). ZyVersa is required to pay sales royalties to InflamaCORE between 5% and 10%, which expire upon the latest of: (a) expiration of the last-to-expire of a patent or (b) expiration of regulatory exclusivity, as defined in the agreement. ZyVersa is required to pay sales royalties to the University of Miami between 3% and 6%. Finally, InflamaCORE will receive five-year warrants to purchase an aggregate of 1,000,000 shares of ZyVersa common stock, of which, a warrant to purchase 400,000 shares of common stock, with an issue date fair value of $815,822, which was recorded as research and development expenses, was issued at the execution of the agreement at an exercise price of $2.30 per share and the remaining warrants to purchase 600,000 shares of common stock are to be issued at a price per share equal to the fair value of the Company’s common stock at the time of issuance upon the satisfaction of certain milestones, unless the Company closes an initial public offering, at which point all warrants will be issued. If the Company completes its IPO within the three-year period immediately prior to the expiration date, the expiration date shall automatically be extended until the third anniversary of the effective date of the Company’s IPO. The University of Miami also received 200,000 shares of ZyVersa common stock, with a grant date fair value of $460,000, which was recorded as research and development expenses, under the agreement. As of December 31, 2021, the Company did not pay or owe any royalties, the performance milestones associated with the cash payments and issuance of warrants were not achieved and the Company did not accrue for any payments or issue the remaining warrants associated with the license agreement.

Operating Leases

On January 18, 2019, the Company entered into a lease agreement for approximately 3,500 square feet of office space in Weston, Florida for a term of five years. Under the lease agreement, the annual base rent, which excludes the Company’s share of taxes and operating costs, is approximately $89,000 for the first year and increases approximately 3% every year thereafter for a total base rent lease commitment of approximately $497,000. As of December 31, 2021, the landlord is holding a security deposit of $58,323, of which $11,665 will be refunded in March 2022 and is included in prepaid expenses and other current assets on the balance sheet.

ZYVERSA THERAPEUTICS, INC.
NOTES TO FINANCIAL STATEMENTS

Note 10 — Commitments and Contingencies (cont.)

On May 1, 2019, the Company entered into a sublease agreement for approximately 3,450 square feet of office space in West Conshohocken, Pennsylvania for a term of one year and seven months. Under the sublease agreement, the monthly base rent, which excludes utilities, is $7,475 per month for a total base rent lease commitment of $142,025. The lease ended on November 30, 2020 and was not renewed.

The Company recognized rent expense in connection with its operating leases of $148,125 and $247,592 during the years ended December 31, 2021 and 2020, respectively.

Future minimum payments under these operating lease agreements are as follows:

For the Year Ended December 31,	Amount
2022	$101,173
2023	104,211
2024	8,705
$214,089

Larkspur Health Acquisition Corp [Member]
Commitments and Contingencies

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Founder Shares, Private Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to shares of Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until the securities covered thereby are released from their lock-up restrictions. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of Initial Public Offering to purchase up to 1,125,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. The over-allotment option is deemed to be a freestanding financial instrument indexed on the contingently redeemable shares and is accounted for as a liability pursuant to ASC 480. It is recorded as a $0 and $76,588 liability at September 30, 2022 and December 31, 2021, respectively. On January 6, 2022 the underwriters partially exercised the over-allotment option for 267,159 units. The issuance of the units resulted in gross proceeds of $2.7 million. The remaining units expired on February 6, 2022, which resulted in the forfeiture of 214,460 founders’ shares.

The underwriters are entitled to a cash underwriting discount of $500,000 in the aggregate payable upon the closing of the Initial Public Offering. In addition, the underwriters will be entitled to a business combination fee of $3,375,000 in the aggregate. The business combination fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

LARKSPUR HEALTH ACQUISITION CORP.

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Founder Shares, Private Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of Initial Public Offering requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to shares of Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until the securities covered thereby are released from their lock-up restrictions. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

LARKSPUR HEALTH ACQUISITION CORP.
NOTES TO THE FINANCIAL STATEMENTS

NOTE 6 — COMMITMENTS AND CONTINGENCIES (cont.)

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of Initial Public Offering to purchase up to 1,125,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. The over-allotment option is deemed to be a freestanding financial instrument indexed on the contingently redeemable shares and is accounted for as a liability pursuant to ASC 480. It is recorded as a $76,588 liability at December 31, 2021.

The underwriters are entitled to a cash underwriting discount of $500,000 in the aggregate payable upon the closing of the Initial Public Offering. In addition, the underwriters will be entitled to a business combination fee of $3,375,000 in the aggregate. The business combination fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.